Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,332
Interest expense	(92)	€ (26)
Net defined benefit liability (asset) at end of period	4,295	4,332
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(22,704)	(23,501)
Current service cost	(205)	(196)
Interest expense	(507)	(410)
Past service cost	2	17
Settlements	54	38
Total	(656)	(551)
(Loss)/gain from change in demographic assumptions	(4)	(13)
Gain/(loss) from change in financial assumptions	4,534	989
Experience (loss)/gain	(320)	30
Total	4,210	1,006
Translation differences	(929)	(1,476)
Contributions from plan participants	(94)	(98)
Benefits paid	1,860	1,802
Other	1	114
Total	838	342
Net defined benefit liability (asset) at end of period	€ (18,312)	€ (22,704)
Weighted average duration of the defined benefit obligation	8 years 1 month 6 days	10 years 1 month 6 days
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 6,095
Net defined benefit liability (asset) at end of period	5,386	€ 6,095
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(14,892)	(15,340)
Current service cost	(113)	(106)
Interest expense	(363)	(308)
Past service cost		(5)
Total	(476)	(419)
(Loss)/gain from change in demographic assumptions		(7)
Gain/(loss) from change in financial assumptions	2,689	640
Experience (loss)/gain	(159)	75
Total	2,530	708
Translation differences	(869)	(1,184)
Benefits paid	1,367	1,343
Total	498	159
Net defined benefit liability (asset) at end of period	€ (12,340)	€ (14,892)
Weighted average duration of the defined benefit obligation	7 years 7 months 6 days	9 years 1 month 6 days
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (1,256)
Net defined benefit liability (asset) at end of period	(978)	€ (1,256)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,015)	(2,039)
Interest expense	(50)	(41)
Total	(50)	(41)
(Loss)/gain from change in demographic assumptions	(6)	6
Gain/(loss) from change in financial assumptions	398	82
Experience (loss)/gain	(12)	(1)
Total	380	87
Translation differences	(114)	(157)
Contributions from plan participants	(59)	(71)
Benefits paid	253	219
Other	(10)	(13)
Total	70	(22)
Net defined benefit liability (asset) at end of period	€ (1,615)	€ (2,015)
Weighted average duration of the defined benefit obligation	8 years 8 months 12 days	10 years 1 month 6 days
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (507)
Net defined benefit liability (asset) at end of period	(113)	€ (507)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(5,797)	(6,122)
Current service cost	(92)	(90)
Interest expense	(94)	(61)
Past service cost	2	22
Settlements	54	38
Total	(130)	(91)
(Loss)/gain from change in demographic assumptions	2	(12)
Gain/(loss) from change in financial assumptions	1,447	267
Experience (loss)/gain	(149)	(44)
Total	1,300	211
Translation differences	54	(135)
Contributions from plan participants	(35)	(27)
Benefits paid	240	240
Other	11	127
Total	270	205
Net defined benefit liability (asset) at end of period	€ (4,357)	€ (5,797)
Weighted average duration of the defined benefit obligation	9 years 3 months 18 days	12 years 7 months 6 days